UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05009

COLORADO BONDSHARES — A TAX-EXEMPT FUND

(Exact Name of Registrant as Specified in Charter)

1200 SEVENTEENTH STREET, SUITE 850, DENVER, COLORADO 80202

(Address of Principal Executive Offices, Zip Code)

FRED R. KELLY, JR.

1200 SEVENTEENTH STREET, SUITE 850

DENVER, COLORADO 80202

(Name and Address of Agent for Service)

(303) 572-6990 (800) 572-0069 (OUTSIDE OF DENVER)

(Registrant’s Telephone Numbers, Including Area Code)

Date of fiscal year end: 9/30

Date of reporting period: 06/30/2017

COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments

June 30, 2017

Face Amount		Value
	Colorado Municipal Bonds — 55.0%
1,600,000	Aberdeen Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 7.50% to yield 8.00% due 12/1/2035	$1,537,968
4,705,000	Adonea Metropolitan District No. 2 LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% – 10.33% due 12/1/2025	$3,573,589
8,760,000	Adonea Metropolitan District No. 2 LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.25% to yield 8.62% – 9.10% due 12/1/2035	$6,653,483
1,660,000	Antelope Heights Metropolitan District Subordinate LTD Tax Series 2015, 7.00% due 12/15/2040	$1,544,945
26,000,000	Arista Metropolitan District Subordinate (Convertible to Parity) Special Revenue Series 2008, 9.25% to yield 8.125% – 16.442% due 12/1/2037	$15,135,380
1,775,000	Banning Lewis Ranch Metropolitan District No. 3 G.O. LTD Tax Series 2015A, 6.125% to yield 6.25% due 12/1/2045	$1,749,280
4,315,000	Boulder County Development Revenue (Boulder College of Massage Therapy Project) Series 2006A, 6.35% due 10/15/2031 (a)(j)	$4,315,000
2,162,000	Bradburn Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 12/15/2034	$2,081,747
1,185,000	Brennan Metropolitan District G.O. LTD Tax Series 2016A, 5.25% due 12/1/2046	$1,118,142
516,000	Brennan Metropolitan District Subordinate G.O. LTD Tax Series 2016B, 7.50% due 12/15/2046	$492,176
8,000,000	Brighton Crossing Metropolitan District No. 4 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding Series 2013, 7.00% 12/1/2023	$8,035,840
11,175,000	Bromley Park Metropolitan District No. 2 G.O. LTD Tax Convertible Zero Coupon Series 2007B, 7.00% due 12/15/2037	$10,722,189
1,426,000	Buffalo Run Mesa Metropolitan District LTD Tax G.O. Series 2004, 5.00% to yield 5.793% – 5.832% due 12/1/2034	$1,295,050
437,363	Buffalo Run Mesa Metropolitan District LTD Tax G.O. Series 2006, 5.00% to yield 5.763% due 12/1/2037	$394,527
8,010,000	Castle Oaks Metropolitan District G.O. LTD Tax Refunding and Improvement Series 2012, 5.50% due 12/1/2022 (b)	$8,162,831
2,860,000	Castle Oaks Metropolitan District No. 3 G.O. LTD Tax Series 2015, 6.25% to yield 6.15% due 12/1/2044	$3,046,215
2,345,000	Castle Oaks Metropolitan District No. 3 G.O. LTD Tax Completion Series 2016, 5.50% to yield 5.00% due 12/1/2045	$2,408,596
6,500,000	Cimarron Metropolitan District LTD Tax (Convertible to Unlimited Tax) Revenue Series 2012, 6.00% due 12/1/2022	$6,440,525
3,501,000	Colliers Hill Metropolitan District No. 2 Subordinate G.O. LTD Tax Series 2017B, 8.50% due 12/15/2047	$3,336,838
6,485,214	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032 (g)(i)(j)	$3,404,737
2,015,445	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, principal only, due 1/1/2027 (e)(i)	$1,590,690
2,014,408	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027 (f)(i)(j)	$1,611,526
3,467,434	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Carbon Valley Academy Project) A Charter School Created by St. Vrain Valley RE-1J Series 2006, 5.625% to yield 7.394% -8.022% due 12/1/2036	$2,881,819
3,775,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Union Colony Charter School Project) A Charter School Created by Weld County School District No. 6 Series 2007, 5.75% to yield 3.737% due 12/1/2037	$3,797,876
13,500,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Prospect Ridge Academy Project) A Charter School Authorized Through Adams 12 Five Star Schools Series 2017, 5.00% due 3/15/2023	$13,549,410
15,350,000	Colorado Educational and Cultural Facilities Authority (Thomas MacLaren State Charter School Project) A Charter School Created by the State Charter School Institute Series 2017A, 5.00% due 6/1/2024	$15,296,122
11,635,000	Colorado Educational and Cultural Facilities Authority (Apex Community School Project) A Charter School Created by the Douglas County School District Re. 1 Series 2017A, 5.25% due 7/1/2022	$11,635,000
500,000	Colorado Educational and Cultural Facilities Authority Charter School Refunding and Improvement Revenue (University Lab School Project) Series 2015, A Charter School Chartered Through Weld County School District No. 6, 2.50% to yield 2.442% due 12/15/2019	$495,870

Face Amount		Value
41,960,000	Colorado Educational and Cultural Facilities Authority (Stargate Charter School Project) Charter School Improvement Revenue Series 2015A, A Charter School Chartered through Adams 12 Five Star Schools, 5.40% due 12/1/2020	$41,764,466
7,015,000	Colorado Educational and Cultural Facilities Authority Charter School Refunding Revenue (Union Colony Elementary School Project) Series 2015, A Charter School Chartered through Weld County School District No. 6, 5.30% due 3/1/2020	$7,012,755
38,055,000	Colorado Educational and Cultural Facilities Authority Charter School Refunding Revenue (American Academy Parker Facilities Project) A Charter School Created by Douglas County School District Re. 1 Series 2015, 4.20% due 12/1/2025	$38,241,850
8,620,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue Refunding and Improvement (Monarch Montessori of Denver Charter School Project) Series 2015A, 5.50% due 5/15/2020	$8,596,812
21,630,000	Colorado Educational and Cultural Facilities Authority Charter School Refunding and Improvement Revenue Series 2016 (Prospect Ridge Academy Project) A Charter School Authorized Through Adams 12 Five Star Schools, 4.85% due 3/15/2023	$21,564,461
31,330,000	Colorado Educational and Cultural Facilities Authority (Ability Connection Colorado Project) Refunding and Improvement Revenue Series 2014, 5.85% due 4/1/2019	$31,593,799
3,570,000	Colorado Educational and Cultural Facilities Authority (Swallow Charter Academy) Refunding and Improvement Revenue Series 2014, 5.70% due 11/15/2019	$3,570,643
27,570,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue, Series 2016, (American Academy Project) A Charter School Created by Douglas County School District Re. 1, 4.05% due 12/1/2026	$26,752,825
18,045,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue Series 2016 (Addenbrooke Classical Academy Project) A Charter School Created by Jefferson County School District No. 1, 4.50% due 6/1/2021	$17,840,370
3,755,000	Colorado Housing and Finance Authority Economic Development Revenue (Micro Business Development Corporation Project) Series 2005, 6.75% due 12/1/2010 (a)(j)	$3,755,000
635,000	Colorado International Center Metropolitan District No. 3 G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2016, 4.625% due 12/1/2031	$611,029
2,940,000	Colorado Springs Urban Renewal Authority Subordinate Tax Increment Revenue (University Village Project Refunding) Series 2016, 6.75% due 12/15/2030	$2,778,094
1,030,000	Country Club Highlands Metropolitan District G.O. Limited Tax Series 2007, 7.25% due 12/1/2037	$419,807
2,100,000	Cuchares Ranch Metropolitan District G.O. LTD Tax Refunding and Improvement Series 2016A, 5.00% due 12/1/2045	$2,102,499
500,000	Denver West Promenade Metropolitan District Limited Tax (Convertible to Unlimited Tax) G.O. Series 2013, 5.125% due 12/01/2031	$497,910
500,000	Denver West Promenade Metropolitan District Limited Tax (Convertible to Unlimited Tax) G.O. Series 2016, 6.00% due 12/15/2046	$459,480
5,508,000	East Cherry Creek Valley Water and Sanitation District Water Activity Enterprise, Inc. Step Rate Water Revenue Series 2004, 6.00% due 11/15/2023 (c)	$5,513,783
4,500,000	Elbert and Highway 86 Commercial Metropolitan District Public Improvement Fee Revenue Series 2008A, 7.50% due 12/1/2032	$2,248,020
2,000,000	Erie Farm Metropolitan District G.O. LTD Tax Series 2016A, 5.50% due 12/1/2045	$1,955,760
2,620,000	Erie Highlands Metropolitan District No. 1 G.O. LTD Tax Series 2015A, 5.75% due 12/1/2045	$2,661,108
708,000	Erie Highlands Metropolitan District No. 1 Subordinate G.O. LTD Tax Series 2015B, 7.75% due 12/15/2045	$703,646
2,000,000	Flatiron Meadows Metropolitan District G.O. LTD Tax Series 2016, 5.125% due 12/1/2046	$1,983,400
683,000	Forest Trace Metropolitan District No. 3 Subordinate G.O. LTD Tax Series 2016B, 7.25% due 12/15/2046	$639,718
3,685,000	Fronterra Village Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding & Improvement Series 2007, 4.375% – 5.00% to yield 4.552% – 7.135% due 12/1/2017-2034	$3,700,635
2,000,000	Granby Ranch Metropolitan District LTD Tax G.O. Series 2006, 6.75% due 12/1/2036	$2,000,300
585,000	Great Western Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2016A, 4.00% due 12/1/2026	$571,065
775,000	Great Western Park Metropolitan District No. 2 Subordinate G.O. LTD Tax Series 2016B, 7.25% due 12/15/2046	$720,634
1,250,000	Green Gables Metropolitan District No. 1 Series LTD Tax (Convertible to Unlimited Tax) G.O. Series 2016A, 5.30% due 12/1/2046	$1,264,687
740,000	Green Gables Metropolitan District No. 1 Series LTD Tax G.O. Subordinate Series 2016B, 7.75% due 12/15/2046	$712,849
1,960,000	Highlands Metropolitan District No. 2 LTD Tax (Convertible to Unlimited Tax) G.O. Series 2016A, 5.125% due 12/1/2046	$1,854,709
1,269,000	Highlands Metropolitan District No. 2 Subordinate LTD Tax G.O. Series 2016B, 7.500% due 12/15/2046	$1,215,410
4,293,000	Hyland Village Metropolitan District LTD Tax G.O. Variable Rate Bonds Series 2008, 6.50% to yield 21.595% due 12/1/2027	$1,611,163
1,006,000	Jeffco Business Center Metropolitan District No. 1 LTD Tax G.O. Series 2000, 8.00% to yield 20.907% due 5/1/2020 (j)	$905,400

Face Amount		Value
2,275,000	Jefferson Center Metropolitan District No. 1 Refunding Revenue Series 2015, 4.75% due 12/1/2026	$2,285,419
150,000	Lafayette City Center GID LTD Tax G.O. Series 1999, 5.75% to yield 7.60% due 12/1/2018	$148,723
2,590,000	Lewis Pointe Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2015A, 6.00% due 12/1/2044	$2,595,232
536,000	Lewis Pointe Metropolitan District Junior Lien LTD Tax G.O. Series 2017C, 9.00% due 12/15/2047	$333,322
500,000	Leyden Rock Metropolitan District No. 10 LTD Tax (Convertible to Unlimited Tax) G.O. Refunding and Improvement Series 2016A, 4.00% to yield 3.90% due 12/1/2025	$496,455
905,000	Leyden Rock Metropolitan District No. 10 LTD Tax (Convertible to Unlimited Tax) G.O. Refunding and Improvement Series 2016A, 4.375% due 12/1/2033	$876,610
1,525,000	Leyden Rock Metropolitan District No. 10 LTD Tax (Convertible to Unlimited Tax) G.O. Refunding and Improvement Series 2016A, 5.00% to yield 4.65% due 12/1/2045	$1,534,333
1,195,000	Leyden Rock Metropolitan District No. 10 LTD Tax Subordinate G.O. Series 2016B, 7.25% due 12/15/2045	$1,109,426
1,700,000	Littleton Village Metropolitan District No. 2 LTD Tax G.O. & Special Revenue Series 2015, 5.375% to yield 5.40% due 12/1/2045	$1,708,619
17,485,000	Marin Metropolitan District LTD Tax G.O. Series 2008, 7.75% due 12/1/2028 (a)(j)	$3,000,076
1,405,000	Marvella Metropolitan District G.O. LTD Tax Series 2016A, 5.125% due 12/1/2046	$1,333,640
11,580,000	Meadows Metropolitan District No. 1 G.O. LTD Tax Series 1989 A (reissued on 12/29/1993), 7.999% due 6/1/2029 (k)	$12,121,018
11,565,000	Meadows Metropolitan District No. 2 G.O. LTD Tax Series 1989 B (reissued on 12/29/1993), 7.999% due 6/1/2029 (k)	$12,105,317
11,515,000	Meadows Metropolitan District No. 7 G.O. LTD Tax Series 1989 C (reissued on 12/29/1993), 7.999% due 6/1/2029 (k)	$12,052,981
1,945,000	MidCities Metropolitan District No. 2 Subordinate Special Revenue Refunding Series 2016B, 7.75% due 12/15/2046	$1,827,736
237,916	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004A, 7.00% to yield 7.075% due 6/1/2043	$141,493
1,830,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004B, 7.00% to yield 7.075% due 6/1/2043	$1,088,338
565,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004C, due 6/1/2043 (e)	$16,950
1,800,000	Mountain Shadows Metropolitan District LTD Tax Subordinate G.O. Series 2016B, 7.50% due 12/15/2046	$1,750,770
2,540,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.00% to yield 7.90% due 12/1/2026	$1,706,905
1,880,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.125% to yield 7.90% – 12.568% due 12/1/2035	$1,263,379
1,500,000	Neu Towne Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.20% due 12/1/2023	$397,980
6,735,000	North Pine Vistas Metropolitan District No. 2 LTD Tax G.O. Series 2016A, 6.75% due 12/1/2046	$6,789,082
1,810,000	North Pine Vistas Metropolitan District No. 2 Subordinate LTD Tax G.O. Series 2016B, 8.50% due 12/15/2046	$1,820,733
4,345,000	North Pine Vistas Metropolitan District No. 3 LTD Tax G.O. Series 2016A, 6.00% due 12/1/2036	$4,380,933
1,203,000	North Pine Vistas Metropolitan District No. 3 Subordinate LTD Tax G.O. Series 2016B, 8.25% due 12/15/2046	$1,211,192
1,500,000	Overlook Metropolitan District G.O. LTD Tax (Convertible to Unlimited Tax) Series 2016A, 5.50% due 12/1/2046	$1,415,415
2,650,000	Palisade Metropolitan District No. 2 G.O. LTD Tax and Revenue Series 2016, 4.375% due 12/1/2031	$2,478,572
2,075,000	Palisade Park North Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2016A, 5.875% due 12/1/2046	$1,977,434
525,000	Palisade Park North Metropolitan District No. 1 Subordinate G.O. LTD Tax Series 2016B, 8.00% due 12/15/2046	$504,646
2,120,000	Parker Automotive Metropolitan District G.O. Refunding Series 2016, 5.00% due 12/1/2045	$2,006,813
6,414,000	Pioneer Metropolitan District No. 3 LTD Tax G.O. Refunding and Improvement Series 2016, 6.50% due 12/1/2046	$5,986,571
5,350,000	The Plaza Metropolitan District No. 1 Revenue Refunding Series 2013, 5.00% to yield 4.892% due 12/1/2040	$5,518,686
2,340,000	Potomac Farms Metropolitan District G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007A, 7.25% due 12/1/2037	$1,506,983
344,000	Potomac Farms Metropolitan District G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007B, 7.625% due 12/1/2023	$229,390
1,040,000	Promenade at Castle Rock Metropolitan District No. 1 LTD Tax G.O. Series 2015A, 5.125% due 12/1/2025	$1,113,986
34,500,000	Public Finance Authority Charter School Refunding and Improvement Draw-Down Revenue (Colorado Early Colleges Project) Charter Schools Authorized Through the Colorado Charter School Institute Series 2016A, 4.25% due 7/1/2023	$34,723,905
9,345,000	Public Finance Authority (West Ridge Academy Charter School Project) A Charter School Chartered through Weld County School District 6 Charter School Revenue Series 2017A, 5.50% due 12/1/2021	$9,376,586
9,000,000	Ravenna Metropolitan District G.O. LTD Tax Series 2007, 7.00% due 12/1/2037 (j)	$8,449,830

Face Amount		Value
3,500,000	Reata North Metropolitan District LTD TAX G.O. Series 2007, 5.50% to yield 9.00% due 12/1/2032	$2,555,140
14,085,000	Reata South Metropolitan District LTD TAX G.O. Series 2007A, 7.25% due 6/1/2037	$13,354,411
1,400,000	Richards Farm Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2015A, 5.75% to yield 5.875% due 12/1/2045	$1,358,210
930,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.40% due 12/1/2025 (l)	$381,319
1,135,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.50% due 12/1/2035 (l)	$431,323
448,000	Routt County LID No. 2002-1 Special Assessment Series 2004A, 6.50% to yield 6.59% due 8/1/2024	$438,198
211,640	Roxborough Village Metropolitan District Series 1993B, principal only, 0.00% due 12/31/2021 (e)(i)(j)	$121,799
242,645	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042 (f)(i)(j)	$21,838
1,000,000	Sierra Ridge Metropolitan District No. 2 LTD Tax G.O. Series 2016A, 4.50% due 12/1/2031	$985,370
1,500,000	Sierra Ridge Metropolitan District No. 2 Subordinate LTD Tax G.O. Series 2016B, 7.625% due 12/15/2046	$1,432,635
500,000	Silver Peaks Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	$334,020
1,000,000	Solaris Metropolitan District No. 3 (In the Town of Vail) Subordinate Limited Tax G.O. Refunding Series 2016B, 7% due 12/15/2046	$946,130
3,520,000	Solitude Metropolitan District Senior G.O. LTD Tax Series 2006, 7.00% due 12/1/2026 (j)	$2,745,600
6,048,000	Sorrel Ranch Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% to yield 7.585% due 12/1/2036	$5,790,779
1,960,000	Southglenn Metropolitan District Special Revenue Refunding Series 2016, 3.00% to yield 3.07% due 12/1/2021	$1,941,537
5,202,000	Southshore Metropolitan District No. 2 Subordinate LTD Tax G.O. Series 2017, 7.75% due 12/15/2042	$5,164,181
1,000,000	STC Metropolitan District No. 2 LTD Tax G.O. Senior Series 2015A, 6.00% to yield 5.67% due 12/1/2038	$998,510
3,500,000	STC Metropolitan District No. 2 LTD Tax G.O. Subordinate Series 2015B, 7.75% due 12/15/2038	$3,499,440
2,195,000	Sterling Ranch Community Authority Board LTD Tax Supported Revenue Senior Series 2015A, 5.50% to yield 5.60% due 12/1/2035	$2,200,773
3,000,000	Sterling Ranch Community Authority Board LTD Tax Supported Revenue Senior Series 2015A, 5.75% to yield 5.83% due 12/1/2045	$3,016,620
1,045,000	Sterling Ranch Community Authority Board LTD Tax Supported Revenue Subordinate Series 2015B, 7.75% due 12/15/2045	$1,029,106
9,000,000	Stone Ridge Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 7.25% due 12/1/2031	$1,349,910
1,615,000	Table Mountain Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2016A, 5.25% due 12/1/2045	$1,649,739
570,000	Table Mountain Metropolitan District Subordinate LTD Tax G.O. Series 2016B, 7.75% due 12/15/2045	$567,783
2,070,000	Tallyn’s Reach Metropolitan District No. 3 LTD Tax (Convertible to Unlimited Tax) G.O. Refunding and Improvement Series 2013, 5.125% to yield 4.681% due 11/1/2038	$2,157,892
1,220,000	Tallyn’s Reach Metropolitan District No. 3 Subordinate LTD Tax G.O. Series 2016A, 6.75% due 11/1/2038	$1,216,011
11,310,000	United Water & Sanitation District (Lupton Lakes Water Storage Project and Water Activity Enterprise) Revenue Series 2006, 6.00% due 3/1/2021	$11,340,424
6,875,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Convertible Capital Appreciation Series 2007, 6.125% due 12/1/2037	$6,108,369
6,637,000	United Water & Sanitation District United Water Acquisition Project Water Activity Enterprise Revenue Refunding Series 2012, 6.00% due 12/1/2023	$6,645,296
1,934,000	VDW Metropolitan District No. 2 Subordinate LTD Tax G.O. Series 2016B, 7.25% due 12/15/2045	$1,882,672
11,500,000	Valagua Metropolitan District G.O. LTD Tax Series 2008, 7.75% to yield 7.75% – 31.02% due 12/1/2037	$2,639,710
355,000	The Villas at Eastlake Reservoir Metropolitan District Subordinate G.O. LTD Tax Series 2016B, 8.00% due 12/15/2046	$360,815
2,250,000	Waterfront Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Refunding & Improvement Series 2007, 4.25% to yield 7.794% due 12/1/2032	2,247,413

	Total Colorado Municipal Bonds (amortized cost $643,074,428)	$610,429,910

	Short-Term Municipal Bonds — 22.2%
10,245,000	Broomfield Urban Renewal Authority Tax Increment Revenue (Broomfield Event Center Project) Series 2005, 0.97%, due 12/1/2030 (LOC 1)	$10,245,000
3,435,000	Colorado Housing and Finance Authority Multi-Family/Project Class I Adjustable Rate 2008 Series C-3, 0.92% due 10/1/2038 (LOC 2)	$3,435,000
1,665,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2006 Series A-2, 0.92% due 11/1/2034 (LOC 2)	$1,665,000

Face Amount		Value
12,555,000	Colorado Housing and Finance Authority Single Family Mortgage Class II Adjustable Rate 2013 Series B, 0.91% due 11/1/2036 (LOC 4)	$12,555,000
3,010,000	Colorado Housing and Finance Authority Manufacturing Revenue (Ready Foods, Inc. Project) Series 2007A, 0.96% due 1/1/2032 (LOC 3)	$3,010,000
7,730,000	Colorado Springs (City of) Variable Rate Demand Utilities System Improvement Revenue Series 2010C, 0.93% due 11/1/2040 (LOC 5)	$7,730,000
1,400,000	Colorado Springs (City of) Variable Rate Demand Utilities System Improvement Revenue Series 2012A, 0.93% due 11/1/2041 (LOC 3)	$1,400,000
19,800,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008A Senior, 7.00% to yield 7.00% – 9.00% due 12/1/2029 (b)	$20,292,228
6,400,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008B Subordinate (Convertible to Senior), 7.50% due 12/15/2029 (b)	$6,698,880
435,000	Confluence Metropolitan District (in the town of Avon) Tax Supported Revenue Series 2007, 5.25% to yield 6.929% due 12/1/2017	$434,165
15,725,000	Flying Horse Metropolitan District No. 2 Refunding and Improvement Subordinate LTD Tax G.O. Convertible Capital Appreciation Series 2013B, 8.00% due 12/15/2042 (d)	$12,993,724
39,500,000	Freddie Mac Multifamily Variable Rate Certificates Class A Series M015, 0.97% due 5/15/2046	$39,500,000
29,300,000	Freddie Mac Multifamily Variable Rate Certificates Class A Series M021, 0.97% due 6/15/2036	$29,300,000
10,620,000	Freddie Mac Multifamily Variable Rate Certificates Class A Series M024, 0.97% due 7/15/2050	$10,620,000
21,390,000	Freddie Mac Multifamily Variable Rate Certificates Class A Series M-031, 0.94% due 12/15/2045	$21,390,000
36,660,000	Freddie Mac Multifamily Variable Rate Certificates Class A Series M-033, 0.94% due 3/15/2049	$36,660,000
145,000	Fronterra Village Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding & Improvement Series 2007, 4.375% – 5.00% to yield 4.552% – 7.135% due 12/1/2017-2034	$146,607
620,000	Fort Lupton Golf Course Revenue Anticipation Warrants Senior Series 1996A, 8.50% due 12/15/2015(a)	$6
14,000,000	PV Water and Sanitation Metropolitan District Capital Appreciation Revenue Series 2006, 6.00% due 12/15/2017 (a)(d)	$3,359,720
315,000	Ravenna Metropolitan District Supplemental “B” Interest Registered Coupons, 8.25% due 12/1/2016 (d)(j)	$268,821
6,700,000	Sheridan Redevelopment Agency Variable Rate Tax Increment Refunding Revenue (South Santa Fe Drive Corridor Redevelopment Project) Series 2011A-1, 0.93% due 12/1/2029 (LOC 5)	$6,700,000
17,470,000	SunAmerica Variable Rate Class A Series 2001-2, 0.97% due 7/1/2041 (LOC 6)	17,470,000

	Total Short-Term Municipal Bonds (amortized cost $253,957,922)	$245,874,151

	Other Municipal Bonds — 4.3%
4,904,915	Freddie Mac Multifamily Variable Rate Certificates Series M001 Class B, 7.80% due 4/1/2037 (g)(j)	$4,904,915
6,055,000	Flandreau Santee Sioux Tribe Tribal Health Care Revenue (Indian Health Service Joint Venture Construction Program Project) Series 2016, 5.75% due 1/1/2036	$5,467,846
4,125,000	Flandreau Santee Sioux Tribe Tribal Health Care Revenue (Indian Health Service Joint Venture Construction Program Project) Series 2016, 5.00% due 1/1/2026	$3,874,283
3,565,000	Flandreau Santee Sioux Tribe Tribal Health Care Revenue (Indian Health Service Joint Venture Construction Program Project) Series 2016, 5.50% due 1/1/2031	$3,271,779
450,000	Haskell County, Oklahoma Public Facilities Authority Junior Lien Sales Tax Revenue Note Series 2015, 5.25% due 4/1/2024	$444,132
520,000	The Industrial Development Authority of the City of Kansas City, Missouri Multi-family Housing Revenue (Alexandria Apartments) Series 2005A, 6.75% due 1/1/2028	$524,061
1,470,000	Lower Brule Sioux Tribe (Lower Brule, South Dakota) Tribal Purpose Refunding Tax-Exempt Series 2014C, 5.875% due 3/01/2025	$1,484,377
6,590,000	The Hospital Facilities Authority of Multnomah County, Oregon Revenue Refunding (Odd Fellows Home-Friendship Health Center) Series 2013A, 5.45% due 9/15/2020	$6,585,782
1,560,000	Oglala Sioux Tribe (Pine Ridge, South Dakota) Essential Governmental Function Revenue and Refunding Series 2012, 5.00% due 10/1/2022	$1,553,495
1,985,000	Oglala Sioux Tribe (Pine Ridge, South Dakota) Essential Governmental Function Revenue Tax-Exempt Series 2014B, 5.50% to yield 5.70% due 10/1/2024	$1,998,498
2,500,000	Commonwealth of Puerto Rico G.O. 2014 Series A, 8.00% due 7/1/2035	$1,515,625
7,100,000	Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Series 2007A Capital Appreciation 6.75% due 8/01/2045 (d)	$1,398,913
20,000,000	Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Senior Series 2011C Capital Appreciation 8.00% due 8/01/2038 (d)	$3,169,600
10,000,000	Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Senior Series 2011C Capital Appreciation 8.00% due 8/01/2039 (d)	$1,484,200
898,000	The Industrial Development Authority of the City of St. Louis, Missouri Senior Housing Revenue (Grant School Apartments) Series 2005A, 6.75% due 5/1/2027	$864,253

Face Amount		Value
5,655,000	South Carolina Jobs-Economic Development Authority Economic Development Revenue (GREEN Midlands, LLC Project) Series 2016A, 5.25% due 12/1/2021	$5,678,525
3,495,000	Tacoma, Washington (City of) Consolidated LID District No.65, 5.75% to yield 5.75% – 6.22% due 4/1/2043	3,498,355

	Total Other Municipal Bonds (amortized cost $49,824,804)	$47,718,639

	Colorado Capital Appreciation and Zero Coupon Bonds — 2.7%
2,025,000	Bramming Farm Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Capital Appreciation Series 2015, 5.25% due 12/1/2044 (d)	$1,964,999
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020 (b)(d)	$496,995
7,470,000	Conifer Metropolitan District Jefferson County Supplemental Interest Coupons Series 2006, 8.00% due 12/1/2010-12/1/2031 (a)(d)(j)	$3,352,312
2,065,000	Ravenna Metropolitan District Supplemental “B” Interest Registered Coupons, 8.25% due 12/1/2017-12/1/2023 (d)(j)	$1,368,426
7,205,000	Southshore Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Convertible Capital Appreciation Series 2015, 6.50% due 12/1/2042 (d)	$6,222,238
6,685,000	Sterling Ranch Metropolitan District No. 2 G.O. LTD Tax Convertible Capital Appreciation Series 2015, 8.00% due 12/1/2045 (d)	$4,506,158
8,920,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Revenue Refunding Series 2009, 6.50% due 12/15/2016 (a)(d)	$8,337,078
2,286,030	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2006B, 7.00% due 12/15/2011 (d)(j)	$2,171,729
2,720,000	Wildwing Metropolitan District No. 1 Capital Appreciation Revenue Series 2008, 7.50% due 12/1/2023 (d)	1,648,293

	Total Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $31,131,943)	$30,068,228

	Colorado Taxable Bonds/Certificates/Notes — 0.8%
1,806,518	777 S High Street LLC, Tax Lien Receipt Certificates, 9.00% due 2/28/2019 (j)(m)	$1,806,518
7,115,000	Public Finance Authority Charter School Refunding and Improvement Draw-Down Revenue (Colorado Early Colleges Project) Charter Schools Authorized Through the Colorado Charter School Institute Taxable Series 2016B, 5.75% due 7/1/2023	$7,005,358
227,347	Note receivable from Tabernash Meadows, LLC, a Colorado limited liability company, 24.00% due 2/9/2002 (a)(j)	127,601

	Total Colorado Taxable Bonds/Certificates/Notes (amortized cost $9,148,865)	$8,939,477

Total investments, at value (amortized cost $987,137,962)	85.0%	$943,030,405
Other assets net of liabilities	15.0%	167,037,278

Net assets	100.0%	$1,110,067,683

COLORADO BONDSHARES — A TAX-EXEMPT FUND

Schedule of Investments — (Continued)

June 30, 2017 (unaudited)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see “Defaulted or Non-Income producing Investments” notes to Schedule of Investments).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at June 30, 2017. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at June 30, 2017.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,969,352 and a value of $6,750,590 or less than 1.0% of net assets, as of June 30, 2017.

(j)	Securities valued at fair value (see “Investment Valuation and Risk” notes to the Schedule of Investments).

(k)	See “Purchase Accrued Interest” notes to Schedule of Investments for further information on purchase accrued interest related to these bonds.

(l)	The Fund has entered into a forbearance agreement under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time (see “Defaulted or Non-Income Producing Investments” notes to Schedule of Investments).

(m)	Tax lien receipt certificates.

(LOC)	These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see “Investment Transactions” notes to Schedule of Investments). The numbered list below corresponds to the liquidity provider associated with the respective LOC.

1. BNP Paribas

2. FHLB Topeka

3. US Bank, N. A.

4. Royal Bank of Canada

5. JPMorgan Chase Bank, N.A.

6. Freddie Mac

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

G.O. – General Obligation

GID – General Improvement District

LID – Local Improvement District

LTD – Limited

COLORADO BONDSHARES — A TAX-EXEMPT FUND

Notes to Schedule of Investments

June 30, 2017 (unaudited)

Defaulted or Non-income Producing Investments

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $59,292,347 and such bonds have a value of $27,762,418 or 2.50% of net assets, as of June 30, 2017. These securities have been identified in the accompanying Schedule of Investments.

The Fund has entered into forbearance agreements with one district under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time. Face amount of the bonds for which the Fund has entered into forbearance agreements total $2,065,000 and have a value of $812,642 or less than 1% of net assets, as of June 30, 2017. These securities have been identified in the Schedule of Investments.

Investment Valuation and Risk

Securities for which there is no last sales price are valued by an independent pricing service based on evaluated prices which considers such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are fair valued by management.

Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost, whichever management believes best approximates fair value.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in not rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification.

ASC 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs: Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of June 30, 2017:

Valuation Inputs Summary

	Colorado Municipal Bonds	Short-Term Municipal Bonds	Other Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Bonds/Certificates/ Notes	Total Securities June 30, 2017
Level 1 Securities	—	—	—	—	—	—
Level 2 Securities	582,099,103	245,605,330	42,813,724	14,838,684	7,005,358	892,362,199
Level 3 Securities	28,330,807	268,821	4,904,915	15,229,544	1,934,119	50,668,206

Totals	610,429,910	245,874,151	47,718,639	30,068,228	8,939,477	943,030,405

From September 30, 2016 to June 30, 2017, there were no Level 1 Securities.

Purchase Accrued Interest

Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued interest of $44,026,872 (99.1% of the June 30, 2017 balance of $44,417,942). Approximately $60,998,414 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $45,622,011 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements which all relate to a single set of bonds that cannot be sold separately.

Investment Transactions

Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly, the Fund treats these obligations as short-term holdings. On June 30, 2017, the interest rates paid on these obligations ranged from 0.91% to 0.97%.

Income Tax Information

At June 30, 2017, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis , were as follows:

Cost of investments	$987,137,962

Gross unrealized appreciation	$15,239,815
Gross unrealized (depreciation)	(59,347,372)

Net unrealized (depreciation) of investments	$(44,107,557)

Litigation

The Fund is periodically involved in various legal proceedings. At June 30, 2017, the Fund has a litigation accrual of $419,876 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

(a) Marin Metropolitan District LTD Tax G.O. Series 2008

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s most recent semi-annual report for the period ended March 31, 2017 that was filed with the Securities and Exchange Commission (“SEC”) on June 6, 2017. The original principal amount of the Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000.

On June 1, 2011, Landmark Towers Association, Inc. (“Landmark”), a homeowner association, filed an action on behalf of its members entitled Landmark Towers Ass’n, et al. v. UMB Bank, et al., Case Number 2011-CV-1076 in Arapahoe County District Court, Colorado (“Landmark Litigation”). The complaint filed in the Landmark Litigation sought a temporary restraining order, declaratory relief and permanent injunction against the District, the Fund, and UMB Bank (“UMB”), the trustee, alleging that the taxes imposed by the District pledged to pay the Bonds violated Colorado’s Tax Payer Bill of Rights (“TABOR”).

In August 2011, Landmark sought to freeze approximately $13,000,000 in original proceeds from the sale of the Bonds to the Fund, which moneys were held by UMB as trustee. The District Court denied Landmark’s efforts to freeze the $13,000,000 and allowed those moneys to be paid to the Fund, which reduced the principal amount of the Bonds to the current level.

In July and August 2013, the District Court held a bench trial regarding Landmark’s claims for declaratory relief and permanent injunction. On September 6, 2013, the District Court issued an order (“Sept. 6 Order”) that the District was properly formed and that the election approving the taxes was proper, but nonetheless held that there were violations of TABOR relating to the property taxes. In particular, the District Court held that (1) bond proceeds were used to pay improper charges of the developer; (2) the taxes exceeded the maximum mill levy for debt service; and (3) the taxes did not benefit the Landmark taxpayers. After holding that the taxes did not provide a benefit to the Landmark taxpayers, the Court enjoined the District from imposing its taxes on the Landmark members for purposes of paying the Bonds (the “Injunction”). The Fund, the District and UMB filed a motion for reconsideration of the Sept. 6 Order, which the District Court denied in an order dated October 31, 2013 (“Oct. 31 Order”).

While the Fund was not found to be responsible for damages based on the asserted TABOR violations, the District Court on March 10, 2014 entered an order allowing Landmark to pursue claims for fraudulent transfer and constructive trust that could result in the Fund being ordered to pay some or all of the tax refund obligations of the District.

In August 2014, the District Court held a four-day trial on the newly asserted claims against the Fund, and on September 10, 2014, the District Court issued an order (the “Sept. 10 Order”) denying each of the new claims asserted against the Fund. Landmark, however, filed a post-trial motion for reconsideration of the Sept. 10 Order, which motion was denied on November 12, 2014.

The Fund filed a Notice of Appeal of the Sept. 6 Order and the Oct. 31 Order, including the Injunction.

On April 21, 2016, the Colorado Court of Appeals issued an Opinion, in which it concluded that the TABOR election held for approving the Bonds and the District’s ad valorem property taxes was invalid because eligible electors were denied the right to vote in the election and that ineligible electors voted in the election. Based on those decisions, the Court of Appeals upheld the injunction against the District, prohibiting it from levying taxes for payment of the Bonds.

The Opinion of the Colorado Court of Appeals also has created uncertainty in the Colorado public finance market in that it calls into question the process that is routinely used to qualify electors for special district elections in Colorado. Emergency legislation was introduced in the Colorado legislature to remove the uncertainty and any impact the Opinion may have on other special district financings. The legislation was passed unanimously by the Colorado General Assembly and was signed by the Governor on May 18, 2016.

In a further effort to reduce any impact the Opinion may have on the Colorado public finance market, the Fund filed a Petition for Rehearing with the Court of Appeals, asking it to withdraw a portion of its Opinion as unnecessary. That Petition was filed on May 5, 2016 and was denied on May 12, 2016.

The Fund filed a petition with the Colorado Supreme Court to review the Court of Appeals’ Opinion on various grounds. On November 7, 2016, the Supreme Court granted the petition for review. The issues were brought before the Supreme Court by February 13, 2017 and it is now expected that the matter will be heard on September 20, 2017 and decided in due course sometime thereafter.

If the Court of Appeals Opinion is upheld, the tax revenues pledged to pay the Bonds would be reduced. However, it is impossible to determine the direction, cost, duration or ultimate outcome of the Landmark Litigation. In addition, litigation is expensive and time consuming and, while the Fund fully intends to recover its costs, there can be no assurance that this will occur and there could be further adverse effects on dividend distributions and net asset values of the Fund while the matter is pending.

(b) United Water & Sanitation District Ravenna Project Series 2009 (River Canyon Real Estate Investments, LLC Bankruptcy)

On July 31, 2013 the U.S. Bankruptcy Court confirmed a Chapter 11 bankruptcy plan proffered by bankrupt developer River Canyon (associated with development within the Ravenna District). The Fund had opposed the plan because of the unfavorable treatment of creditors and participated in an appeal of the Bankruptcy Court’s decision. The Fund was indirectly involved in a related case which was removed to the Douglas County District Court by the bankruptcy court to determine the validity of certain liens filed on the developer’s lots to secure the United Water Bonds (as defined below) owned by the Fund. All matters pending in Douglas County District Court have now been decided or settled. The Fund is actively involved in global settlement negotiations with the parties in an attempt to permanently resolve these matters without incurring additional legal expenses associated with a trial. Though the Fund is receiving excellent cooperation from the opposing parties and is hopeful that these discussions will ultimately be successful, there can be no reliable prediction as to the likely outcome at this time. The appeal in Bankruptcy Court is pending.

(c) Ravenna Metropolitan District

The Fund is the holder of approximately $11,380,000 of General Obligation Limited Tax Bonds, Series 2007 and Supplemental B Interest Registered Coupons (collectively the “Ravenna Bonds”) issued by Ravenna Metropolitan District (“Ravenna”). In addition, Ravenna also owes United Water and Sanitation District (“United”) approximately $6,875,000 arising under the Lease Purchase Agreement and related Water Services Agreement (collectively the “Water Agreements”). United in turn is obligated to the Fund pursuant to revenue bonds, Series 2007 issued by United to the Fund (the “United Water Bonds”), which United Water Bonds are payable from these revenue streams.

Ravenna filed a voluntary petition for bankruptcy under Chapter 9 of the United States Bankruptcy Code seeking relief under the United States Bankruptcy Code asserting that it is not generally able to pay its debts as they became due and that it will not be able to pay debts as they prospectively become due after the filing of its bankruptcy petition. The Fund challenged the eligibility of Ravenna to seek relief under the Bankruptcy Code, asserting, that Ravenna is generally able to pay its debts as they became due as such term is defined under the United States Bankruptcy Code and interpreted in accordance with applicable laws. A five-day trial was held to the Court in late July, 2014.

On December 15, 2014, the Bankruptcy Court entered an order dismissing Ravenna’s bankruptcy case finding that Ravenna did not meet the eligibility requirements under the Bankruptcy Code to file a Chapter 9 petition and finding that Ravenna lacked good faith in filing the petition. Ravenna appealed the Bankruptcy Court’s dismissal of its Chapter 9 petition and that appeal was pending before the 10th Circuit Bankruptcy Appellate Panel until December 2016 when the case was dropped.

The parties have been involved in a very lengthy court-supervised mediation overseen by the Tenth Circuit Bankruptcy Appellate Panel. The parties have made significant strides towards a global settlement, however, there has not yet been a final, binding agreement reached and until and unless a final binding agreement is consummated, no prediction can be made as to the likelihood of such an outcome.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow for timely decisions regarding required disclosure.

As required by Rule 30a-3(b) under the Act, the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99-CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLORADO BONDSHARES — A TAX-EXEMPT FUND

By:	/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer
Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer
(Principal Executive Officer and
Principal Financial Officer)
Date: August 29, 2017